Organization and principal activities (Details Narrative) - Exascale Labs Inc [Member] - $ / shares	1 Months Ended
	Aug. 27, 2026	Dec. 16, 2016	Jan. 08, 2026	Jun. 30, 2025	Jul. 01, 2022	Jun. 01, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized			1,500	1,500		1,500
Common stock, par value				$ 0.01	$ 0.01
Closing date description	The Company’s former securityholders received an aggregate of 19,354,261 PubCo Class A common stock and 30,645,739 PubCo Class B common stock, representing aggregate merger consideration of $500.0 million based on a deemed value of $10.00 per share. The Class B common stock have 20 votes per share, while the Class A common stock have one vote per share.
Closing date description	Closing Date and following the completion of the Business Combination, PubCo had approximately 64,334,789 shares of PubCo Common Stock issued and outstanding, consisting of approximately 33,689,050 PubCo Class A common stock and 30,645,739 PubCo Class B common stock. In addition, as of the Closing Date, PubCo had 14,099,992 warrants issued and outstanding, each whole warrant entitling the holder thereof to purchase one share of PubCo Class A common stock at an exercise price of $11.50 per share.
Evana Alpha Pte Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares issued		1,000
Share newly issued of common stock, shares		1,000